GENERAL	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
General	GENERALFLEX LNG Ltd. ("FLEX LNG" or the "Company") is a limited liability company, originally incorporated in the British Virgin Islands in September 2006 and re-domiciled to Bermuda in June 2017. The Company is currently listed on the Oslo and New York Stock Exchanges under the symbol "FLNG". The Company's activities are focused on seaborne transportation of liquefied natural gas ("LNG") through the ownership and operation of fuel efficient, fifth generation LNG carriers. As of June 30, 2022, the Company had thirteen LNG carriers in operation.